Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 9,477	SFr 10,079
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	63	48
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,564	1,718
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,891	2,829
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,438	3,582
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 1,521	SFr 1,902